Retirement benefit obligations - Plan assets (Details)	Dec. 31, 2022
Retirement benefit obligations
Cash	0.60%
Bonds	49.74%
Equity instruments	11.45%
Real estate	23.72%
Mortgages	10.47%
Derivatives	4.02%
Total	100.00%